SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN GLOBAL AND INTERNATIONAL FUNDS

I.              Evergreen International Equity Fund and Evergreen Precious Metals Fund (together the “Funds”)

             Effective June 5, 2007, Francis X. Claro, CFA, is added as portfolio manager of Evergreen International Equity Fund. Effective July 31, 2007, Mr. Claro will be the portfolio manager of Evergreen International Equity Fund. As of that date, Gilman C. Gunn will no longer manage Evergreen International Equity Fund.  Effective June 5, 2007, Michael Bradshaw, CFA will be the portfolio manager of Evergreen Precious Metals Fund. As of that date, S. Joseph Wickwire II, CFA, will no longer manage Evergreen Precious Metals Fund. In accordance with these changes, the section entitled “PORTFOLIO MANAGERS” in Part II of the Funds’ Statement of Additional Information is revised to add the following information under the sub-headings indicated.

Under "Other Funds and Accounts Managed," the table providing information about the registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio managers is revised to reflect the following information as of April 30, 2007:

Portfolio Manager		(Assets in thousands)
Francis X. Claro, CFA	Assets of registered investment companies managed

Evergreen Global Opportunities Fund[1]

		$530,599
	Evergreen International Balanced Income Fund[2]	$249,601
	Evergreen International Equity Fund[2]	$3,359,237
	Evergreen VA International Equity Fund[2]	$308,118
	Clarington Global Small Cap Fund[1]	$76,279
	TA IDEX Multi Manager International Fund	$539,640
	MMA Praxis International Fund	$177,687
	TOTAL...............................................................................................................	$5,241,161
	Those subject to performance fee..........................................................	0
	Number of other pooled investment vehicles managed.............................	1
	Assets of other pooled investment vehicles managed.......................	$26,467
	Number of those subject to performance fee........................................	1
	Assets of those subject to performance fee	$26,467
	Number of separate accounts managed........................................................	9
	Assets of separate accounts managed..................................................	$1,158,225
	Number of those subject to performance fee........................................	0
	Assets of those subject to performance fee	$0

Michael Bradshaw,	Assets of registered investment companies managed
CFA

Evergreen Precious Metals Fund[3]

		$802,114
	TOTAL...............................................................................................................	$802,114
	Those subject to performance fee..........................................................	0
	Number of other pooled investment vehicles managed.............................	0
	Assets of other pooled investment vehicles managed.......................	$0
	Number of those subject to performance fee........................................	0
	Assets of those subject to performance fee	$0
	Number of separate accounts managed........................................................	0
	Assets of separate accounts managed..................................................	$0
	Number of those subject to performance fee........................................	0
	Assets of those subject to performance fee	$0

1  Mr. Claro manages a portion of the portfolios of Evergreen Global Opportunities Fund and Clarington Global Small Cap Fund.  As of April 30, 2007, he was responsible for approximately $330.7 million of the $530.6 million in assets and $47.4 million of the $76.3 million in assets of Evergreen Global Opportunities Fund and Clarington Global Small Cap Fund, respectively.

2  As of April 30, 2007, the assets of Evergreen International Equity Fund and Evergreen VA International Equity Fund were managed by Gilman C. Gunn. Effective July 31, 2007, the assets of Evergreen International Equity Fund and Evergreen VA International Equity Fund will be managed by Mr. Claro. In addition, Mr. Gunn managed a portion of the Evergreen International Balanced Income Fund, consisting of, as of April 30, 2007, approximately $175.3 million of the $249.6 million in assets of the fund. Effective July 31, 2007, Mr. Claro will succeed Mr. Gunn as portfolio manager of that portion of Evergreen International Balanced Income Fund.

3As of April 30, 2007, the assets of Evergreen Precious Metals Fund were managed by S. Joseph Wickwire II. Effective June 5, 2007, these assets will be managed by Mr. Bradshaw.

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information:

Portfolio Manager

Francis X. Claro, CFA........................	International Team Composite Lipper Global Small Cap Growth Index Lipper International Small Cap Growth Index Lipper International Multi Cap Core Index Callan International Equity Index

Michael Bradshaw, CFA...................	International Team Composite Lipper Gold Index

             Under "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is amended in part to add the following as of June 5, 2007:

                Evergreen International Equity Fund

                Francis X. Claro, CFA                                         $04

                Evergreen Precious Metals Fund

Michael Bradshaw, CFA                                     $05

4 As of April 30, 2007, Mr. Claro was not a portfolio manager of Evergreen International Equity Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen International Equity Fund.

5 As of April 30, 2007, Mr. Bradshaw was not a portfolio manager of Evergreen Precious Metals Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen Precious Metals Fund.

Evergreen Family of Funds

Francis X. Claro, CFA                                         $10,001-$50,000

Michael Bradshaw, CFA                                     $1-$10,000

June 5, 2007	579832 (6/07)